MERCK & CO., INC.
ONE MERCK DRIVE
P.O. BOX 100
WHITEHOUSE STATION, NJ 08889-0100
February 28, 2008
Securities and Exchange Commission
100 F Street
Washington, DC 20549

Re:	Merck & Co., Inc.
Form 10-K Annual Report for the
Fiscal year Ended December 31, 2007
File No. 1-3305

Ladies and Gentlemen:
On behalf of Merck & Co., Inc., pursuant to Regulation S-T, submitted herewith for filing is the Company’s Annual Report on Form 10-K, including the exhibits thereto.
The financial statements reflect a change in the manner in which the Company accounts for unrecognized tax benefits in 2007. This change is in accordance with the adoption of a new accounting standard. The financial statements do not reflect any other changes from the preceding year in any accounting principles or practices, or in the method of applying any such accounting principles or practices.
Very truly yours,
/s/ Debra A. Bollwage
Debra A. Bollwage
Senior Assistant Secretary